LEASES (Tables)	12 Months Ended
Jun. 30, 2022
LEASES [Abstract]
Amounts Recognised in Profit or Loss	The following are the amounts recognised in profit or loss in respect of leases:

		2022	July 20, 2020 to June 30, 2021
	Note	US$	US$
Amortisation of right-of-use assets	7	(119,706)	(8,364)
Interest expense on lease liabilities		(44,512)	(3,097)
Net amount recognised in profit or loss		(164,218)	(11,461)